Finance Expense (Income), Net (Tables)	12 Months Ended
Dec. 31, 2022
Finance Expense (Income), Net [Abstract]
Schedule of finance expenses and income
	For the year ended December 31
	2022	2021	2020
	USD thousands
Finance expenses
Fees and interest expense	67	79	56
Loss from exchange rate differences, net	-	133	5
	67	212	61

	For the year ended December 31
	2022	2021	2020
	USD thousands
Finance income
Interest income from deposits	(532)	(320)	(254)
Income from exchange rate differences, net	(62)	-
Changes in fair value of finance instruments	(245)	-
Other	(71)	-
	(910)	(320)	(254)